SCHEDULE OF INVENTORY (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Inventory Disclosure [Abstract]
Manufactured bio produce	$ 81,178	$ 77,399	$ 70,560
Trading goods	205,867	207,162	238,584
Total inventories	$ 287,045	$ 284,561	$ 309,144